UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08865
                                     -------------------------------------------
ANZ Exchangeable Preferred Trust
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (302) 738-6680
                                                     ---------------------------

Date of fiscal year end:  December 31, 2002
                          ------------------------------------------------------

Date of reporting period:  December 31, 2002
                           -----------------------------------------------------

Item 1. Reports to Stockholders








                       ANZ Exchangeable Preferred Trust

                           Financial Statements and
                         Independent Auditors' Report

                               December 31, 2002

                                                 Table of Contents

Independent Auditors' Report......................................................................................3

Financial Statements

         Statement of Net Assets..................................................................................4

         Schedule of Investments..................................................................................5

         Statement of Operations..................................................................................6

         Statements of Changes in Net Assets......................................................................7

         Notes to Financial Statements............................................................................8

         Financial Highlights....................................................................................12


                                                         2

Independent Auditors' Report

To the Board of Trustees and Shareholders
ANZ Exchangeable Preferred Trust

We have audited the accompanying statement of net assets of ANZ Exchangeable Preferred Trust (the Trust), including the schedule of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial statements of the Trust as of December 31, 2000, were audited by other auditors, whose report dated March 22, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ANZ Exchangeable Preferred Trust as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note B, the financial statements of the Trust include securities valued at $381,719,749, whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such securities and have inspected underlying documentation, and in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


/s/ SantoraBaffone
--------------------------------------
                             CPA Group
September 12, 2003

                                         ANZ Exchangeable Preferred Trust

                                             Statement of Net Assets

                                                December 31, 2002

ASSETS
   Investments - at value                                                                      $      381,719,749
   Accrued interest receivable                                                                          6,697,326
   Cash                                                                                                       155
   Accounts receivable                                                                                        356
                                                                                             --------------------

Total assets                                                                                   $      388,417,586
                                                                                             ====================

Net assets                                                                                     $      388,417,586
                                                                                             ====================
COMPOSITION OF NET ASSETS
   Trust units exchangable for preference shares (TrUEPrS)
     no par value, 16,004,000 shares issued and outstanding                                    $      386,950,470
   Unrealized depreciation of investments                                                              (5,305,000)
   Undistributed net investment income                                                         $        6,772,116
                                                                                             --------------------

Net assets                                                                                     $      388,417,586
                                                                                             ====================

Net asset value per TrUEPrS                                                                    $           24.27
                                                                                             ====================









See notes to financial statements.


                                                        4

                                                  ANZ Exchangeable Preferred Trust

                                                       Schedule of Investments

                                                          December 31, 2002



                                                                 Par                               Amortized            Market
                Securities Description                          Value          Maturity Date         Cost                Value
------------------------------------------------------ ---------------------  ---------------    ---------------   -----------------

Debt securities
   Carlotta (UK) Company, 8%,
     Mandatorily Redeemable Debt                          $     400,100,000     10/15/2047       $   387,024,749   $     381,719,749

American Depositary Share Purchase Contract
   Australia and New Zealand Banking Group Limited
     Preference Shares Purchase Contract                                        10/15/2047                    -                   -
                                                                                                 ---------------   -----------------
     Totals                                                                                      $   387,024,749   $     381,719,749
                                                                                                 ===============   =================









See notes to financial statements.


                                                                 5

                       ANZ Exchangeable Preferred Trust

                            Statement of Operations

                     For the Year Ended December 31, 2002

INTEREST INCOME                                             $     32,034,897

EXPENSES
   Administrative fees and expenses                                  115,000
   Legal fees                                                        120,000
   Accounting fees                                                    34,305
   Printing and mailing expense                                       15,000
   Trustees' fees                                                     12,000
   Other expenses                                                     30,500
                                                            ------------------

   Total expenses                                                    326,805

EXPENSE REIMBURSEMENTS                                              (326,805)
                                                            ------------------

   Total expenses - net                                                      -
                                                            ------------------

NET INVESTMENT INCOME                                             32,034,898

CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                     614,000
                                                            ------------------

   Net increase in net assets resulting from operations     $     32,648,898
                                                            ==================









See notes to financial statements.

                                          ANZ Exchangeable Preferred Trust

                                        Statements of Changes in Net Assets

                                   For the Years Ended December 31, 2002 and 2001


                                                                                 2002                   2001
                                                                                 ----                   ----

OPERATIONS
   Net investment income                                                    $    32,034,898        $    32,032,782
   Change in unrealized appreciation (depreciation)
     of investments                                                                 614,000             (9,599,920)
                                                                            ----------------       ----------------

       Net increase in net assets resulting from operations                      32,648,898             22,432,862

DISTRIBUTIONS
   Net investment income                                                        (32,008,000)           (32,008,000)
                                                                            ----------------       ----------------

       Net decrease in net assets from distributions                            (32,008,000)           (32,008,000)
                                                                            ----------------       ----------------

           Total increase (decrease) in net assets                                  640,898             (9,575,138)

NET ASSETS - BEGINNING OF YEAR                                                  387,776,688            397,351,826
                                                                            ----------------       ----------------

NET ASSETS - END OF YEAR                                                    $   388,417,586        $   387,776,688
                                                                            ================       ================









See notes to financial statements.


                                                         7

                       ANZ Exchangeable Preferred Trust

                         Notes to Financial Statements

Note A -  Organization

          ANZ Exchangeable Preferred Trust (the Trust) was established on July 8, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. In September 1998, the Trust sold Trust Units Exchangeable for Preference Shares (TrUEPrS) to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933. The Trust used the proceeds to purchase 8.00% Manditorily Redeemable Debt Securities due October 15, 2047 issued by Carlotta (UK) Company (U.K. Company) and entered into a purchase contract with an affiliate of Australia and New Zealand Banking Group Limited (ANZ or the Company) for American Depositary Receipts (ADRs) evidencing, for each TrUEPrS, one American Depositary Share (ADS) representing four fully paid non-cumulative preference shares issued by ANZ, an Australian corporation. The U.K. Company is also an affiliate of ANZ. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on October 15, 2047 (Exchange Date) or sooner at the occurrence of an Exchange Event, and the Trust will thereafter terminate.

          Pursuant to the Administration Agreement between the Trust and The Bank of New York (Administrator), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note B -  Significant Accounting Policies

          1.   Valuation of Investments

               The value of the debt securities held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them. The ADS Purchase Contract held by the Trust is valued at the bid price received by the Trust at the end of the period from an independent broker-dealer firm unaffiliated with the Trust which is in the business of making bids on financial instruments similar to the contract and with terms comparable hereto. The Board of Trustees has reviewed those methodologies used by the broker-dealer and believes the valuation to be appropriate.

                       ANZ Exchangeable Preferred Trust

Note B -  Significant Accounting Policies (Continued)

          2.   Investment Transactions

               Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

          3.   Use of Estimates

               The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Note C -  Distributions

          The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the debt securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each dividend payment date to holders of record on the immediately preceding record date.

Note D -  Purchases and Sales of Inventory

          There were no purchases or sales of investments during the years ended December 31, 2002 and 2001.

Note E -  Trustees Fees

          The Managing Trustee is paid a quarterly fee of $1,200 and the remaining two Trustees are paid a quarterly fee of $900 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

                       ANZ Exchangeable Preferred Trust

Note F -  Income Taxes

          The Trust is not an association taxable as a corporation for federal income tax purposes; accordingly, no provision is required.

Note G -  ADS Purchase Contract

          On September 23, 1998, the Trust entered into an ADS Purchase Contract (Contract) with an affiliate of ANZ. Pursuant to such Contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either:
          (1) ADRs evidencing, for each TrUEPrS, one ADS representing four fully paid non-cumulative preference shares, liquidation preference U.S. $6.25 per share issued by ANZ, or (2) cash in an amount of U.S. $25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. See the Trust's original prospectus, dated September 15, 1998, for the circumstances under which each would occur.

          ANZ's obligations under the Contract are collateralized by ADRs evidencing 16,004,000 ADS, each representing four fully-paid non-cumulative preference shares issued by ANZ, which are being held in the custody of the Trust's custodian, The Bank of New York.

          As of December 31, 2002, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange on December 31, 2002, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 2002. The resulting present value of the expected future quarterly payments to each TrUEPrS was greater than the market price of each TrUEPrS at December 31, 2002; and accordingly, the Contract value is zero.

                       ANZ Exchangeable Preferred Trust

Note H -  Capital Share Transactions

          On September 1, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold an additional 16,000,000 TrUEPrS to the public and received net proceeds of $386,850,470 ($400,000,000 less sales commission of $12,600,000 and offering costs of $549,530). No TrUEPrS were sold or redeemed during the years ended December 31, 2002 and 2001. As of December 31, 2002, there were 16,004,000 TrUEPrS issued and outstanding with an amortized cost, net of sales commission and offering costs, of $387,024,749.

                                                  ANZ Exchangeable Preferred Trust

                                                        Financial Highlights

                                                          December 31, 2002

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period.
Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

                                                                                                                        9/23/98
                                                                  Year         Year         Year           Year      (Commencement
                                                                 Ended         Ended       Ended           Ended   of Operations) to
                                                                12/31/02     12/31/01     12/31/00       12/31/99       12/31/98
                                                             ------------  -----------  -----------  ------------- -----------------
Per share operating performance for a TrUEPrS
   outstanding throughout the period
     Investment income                                       $      2.00   $      2.00  $     2.00   $        2.00  $        0.54
     Expenses                                                         -             -           -               -              -
                                                             ------------  -----------  -----------  ------------- -----------------

       Investment income - net                                      2.00          2.00        2.00            2.00           0.54

Distribution from income                                          (2.00)        (2.00)      (2.00)          (2.00)         (0.12)
Unrealized gain (loss) on investments                               0.04        (0.60)        0.23              -              -
Adjustments to capital (commissions and offering expenses)            -             -           -               -          (0.82)
                                                             ------------  -----------  -----------  ------------- -----------------

       Net increase (decrease) in asset value                       0.04        (0.60)        0.23              -          (0.40)

Continued...


                                                                 12

                                                  ANZ Exchangeable Preferred Trust

                                                  Financial Highlights (Continued)

                                                          December 31, 2002

                                                                                                                       9/23/98
                                                                Year           Year          Year        Year       (Commencement
                                                               Ended           Ended        Ended        Ended    of Operations) to
                                                              12/31/02       12/31/01      12/31/00    12/31/99        12/31/98
                                                             ----------    -----------  ------------ -----------  ------------------
Beginning net asset value                                     $  24.23     $    24.83   $    24.60   $    24.60     $  25.00
                                                             ----------    -----------  ------------ -----------  ------------------

Ending net asset value                                        $  24.27     $    24.23   $    24.83   $    24.60     $  24.60
                                                             ==========    ===========  ============ ===========  ==================

Ending market value                                           $  25.36     $    25.05   $    24.50   $    21.63     $  25.50
                                                             ==========    ===========  ============ ===========  ==================

Total investment return based on market value                    9.46%         10.65%       23.57%       -7.33%        2.50%
                                                             ==========    ===========  ============ ===========  ==================



Ratios/supplemental data
   Ratio of expenses to average net assets
     Before reimbursement (1)                                    0.08%          0.08%        0.08%        0.07%        0.12%
     After reimbursement (1)                                     0.00%          0.00%        0.00%        0.00%        0.00%
   Ratio of net investment income to average net assets
     Before reimbursement (1)                                    8.17%          8.08%        8.00%        8.07%        7.95%
     After reimbursement (1)                                     8.25%          8.16%        8.08%        8.14%        8.07%

Net assets, end of period (in thousands)                      $388,418    $   387,777   $  397,351   $  393,648     $393,627

(1) Annualized


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's Managing Trustee, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, has concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

Item 10. Exhibits.

(a) Not applicable.

(b) A separate certification for the Managing Trustee of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ANZ Exchangeable Preferred Trust
--------------------------------------------------------------------------------
By:  /s/ Donald J. Puglisi
     ---------------------------------------------------------------------------
     Donald J. Puglisi*, Managing Trustee

Date: November 11, 2003
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Donald J. Puglisi
    ---------------------------------------------------------------------------
    Donald J. Puglisi*, Managing Trustee

Date: November 11, 2003
      --------------------------------------------------------------------------

* Person functions as the equivalent of Chief Executive Officer and Chief Financial Officer of ANZ Exchangeable Preferred Trust.